UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2017

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments:

Putnam Income Fund

The fund's portfolio
1/31/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (110.3%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (8.9%)

Government National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 7/20/41 to 9/20/42			$3,867,889	$4,252,940
5.00%, TBA, 2/1/47			2,000,000	2,151,875
4.687%, 6/20/65			26,784	29,231
4.667%, 5/20/65			282,718	308,307
4.653%, 6/20/65			154,321	168,393
4.569%, 6/20/65			42,033	45,619
4.557%, 5/20/65			61,185	66,568
4.531%, 8/20/65			75,102	81,492
4.513%, 6/20/65			41,928	45,477
4.509%, 5/20/65			1,105,911	1,197,557
4.50%, with due dates from 5/20/45 to 4/20/46			4,228,384	4,655,725
4.50%, TBA, 2/1/47			19,000,000	20,381,954
4.46%, 5/20/65			79,554	85,976
4.414%, 6/20/65			26,708	28,847
4.00%, with due dates from 9/20/40 to 3/20/46			14,017,135	15,141,024
4.00%, TBA, 2/1/47			3,000,000	3,171,563
3.50%, with due dates from 9/15/42 to 5/20/46			13,095,956	13,622,009
3.50%, TBA, 2/1/47			43,000,000	44,552,033
3.00%, with due dates from 3/20/43 to 10/20/46			3,596,859	3,631,191
3.00%, TBA, 2/1/47			39,000,000	39,329,063

				152,946,844
U.S. Government Agency Mortgage Obligations (101.4%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, 3/1/41			713,243	783,815
4.50%, with due dates from 7/1/44 to 3/1/45			1,940,637	2,119,357
4.00%, with due dates from 12/1/44 to 9/1/45			13,826,994	14,659,093
3.50%, with due dates from 4/1/42 to 10/1/46			10,472,984	10,728,733
3.50%, TBA, 3/1/47			2,000,000	2,038,125
3.50%, TBA, 2/1/47			2,000,000	2,042,344
3.00%, 7/1/43			894,947	888,899

Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 2/1/36 to 5/1/41			5,435,035	6,151,605
6.00%, TBA, 2/1/47			2,000,000	2,257,969
5.50%, with due dates from 1/1/33 to 2/1/35			885,087	987,797
5.00%, with due dates from 3/1/40 to 1/1/44			2,746,469	3,005,029
4.50%, with due dates from 2/1/41 to 10/1/45			9,353,312	10,148,869
4.50%, TBA, 3/1/47			42,000,000	45,092,578
4.50%, TBA, 2/1/47			42,000,000	45,166,405
4.00%, with due dates from 5/1/43 to 6/1/46			18,239,703	19,300,158
3.50%, with due dates from 5/1/42 to 1/1/47			28,925,630	29,701,037
3.50%, 6/1/31			1,003,434	1,052,861
3.50%, TBA, 3/1/47			566,000,000	577,253,665
3.50%, TBA, 2/1/47			567,000,000	579,447,408
3.00%, with due dates from 9/1/42 to 10/1/46			6,098,407	6,060,933
3.00%, TBA, 3/1/47			84,000,000	82,972,966
3.00%, TBA, 2/1/47			162,000,000	160,329,375
2.50%, TBA, 3/1/47			63,000,000	59,594,063
2.50%, TBA, 2/1/47			76,000,000	72,015,936

				1,733,799,020

Total U.S. government and agency mortgage obligations (cost $1,889,740,368)				$1,886,745,864

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities 2.125%, 02/15/41(i)			$104,711	$133,308

U.S. Treasury Notes 2.00%, 9/30/20(SEGSF)(SEGCCS)			429,000	434,258

Total U.S. treasury obligations (cost $562,163)				$567,566

MORTGAGE-BACKED SECURITIES (50.8%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (18.6%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 22.706%, 4/15/37			$882,390	$1,373,289
IFB Ser. 2976, Class LC, 21.607%, 5/15/35			115,198	169,866
IFB Ser. 2979, Class AS, 21.46%, 3/15/34			2,571	2,618
IFB Ser. 3249, Class PS, 19.743%, 12/15/36			272,974	384,445
IFB Ser. 3065, Class DC, 17.558%, 3/15/35			639,388	934,936
IFB Ser. 2990, Class LB, 14.985%, 6/15/34			500,241	609,980
IFB Ser. 3852, Class NT, 5.233%, 5/15/41			1,816,089	1,826,915
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, 4.921%, 1/25/25			8,233,285	8,791,552
Ser. 4132, Class IP, IO, 4.50%, 11/15/42			7,053,776	1,128,731
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			2,757,982	591,311
Ser. 4018, Class DI, IO, 4.50%, 7/15/41			3,219,130	476,235
Ser. 3707, Class PI, IO, 4.50%, 7/15/25			1,559,227	128,084
Ser. 4546, Class TI, IO, 4.00%, 12/15/45			20,613,257	3,555,787
Ser. 4500, Class GI, IO, 4.00%, 8/15/45			15,558,678	3,058,214
Ser. 4121, Class MI, IO, 4.00%, 10/15/42			18,261,767	3,629,526
Ser. 4116, Class MI, IO, 4.00%, 10/1/42			7,327,707	1,480,321
Ser. 4165, Class AI, IO, 3.50%, 2/15/43			12,414,837	2,125,793
Ser. 4122, Class AI, IO, 3.50%, 10/15/42			6,473,616	859,424
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, 3.371%, 12/25/27			3,455,873	3,522,744
Ser. 4182, Class GI, IO, 3.00%, 1/15/43			21,006,322	1,786,586
Ser. 4141, Class PI, IO, 3.00%, 12/15/42			7,493,150	886,814
Ser. 4158, Class TI, IO, 3.00%, 12/15/42			18,100,013	1,998,060
Ser. 4176, Class DI, IO, 3.00%, 12/15/42			20,945,511	2,282,851
Ser. 4171, Class NI, IO, 3.00%, 6/15/42			11,572,158	1,232,319
Ser. 4183, Class MI, IO, 3.00%, 2/15/42			6,809,216	716,330
Ser. 4201, Class JI, IO, 3.00%, 12/15/41			19,548,149	1,915,545
Ser. 4206, Class IP, IO, 3.00%, 12/15/41			8,480,996	946,501
Ser. 4004, IO, 3.00%, 3/15/26			11,910,632	723,488
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2, 2.971%, 10/25/28			1,100,000	1,114,523
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, 2.971%, 3/25/25			1,274,268	1,286,872
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M1, 2.021%, 10/25/28			2,005,904	2,010,827
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M1, 1.971%, 11/25/28			2,332,383	2,337,650
Ser. 315, PO, zero %, 9/15/43			16,269,214	12,570,042
Ser. 3835, Class FO, PO, zero %, 4/15/41			6,331,678	5,388,581
Ser. 3369, Class BO, PO, zero %, 9/15/37			13,280	11,079
Ser. 3391, PO, zero %, 4/15/37			134,738	114,292
Ser. 3300, PO, zero %, 2/15/37			200,279	172,850
Ser. 3206, Class EO, PO, zero %, 8/15/36			10,028	8,844
Ser. 3175, Class MO, PO, zero %, 6/15/36			35,997	30,164
Ser. 3210, PO, zero %, 5/15/36			33,610	30,488
Ser. 3326, Class WF, zero %, 10/15/35			12,144	9,275
FRB Ser. 3117, Class AF, zero %, 2/15/36			14,247	11,034

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 35.273%, 7/25/36			444,873	821,466
IFB Ser. 06-8, Class HP, 21.739%, 3/25/36			429,819	686,215
IFB Ser. 05-122, Class SE, 20.401%, 11/25/35			751,253	1,028,909
IFB Ser. 05-75, Class GS, 17.937%, 8/25/35			222,960	293,426
IFB Ser. 05-106, Class JC, 17.733%, 12/25/35			518,725	763,145
IFB Ser. 05-83, Class QP, 15.389%, 11/25/34			88,051	110,261
IFB Ser. 11-4, Class CS, 11.358%, 5/25/40			847,751	980,452
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, 5.671%, 11/25/24			4,680,000	5,164,865
IFB Ser. 13-101, Class SE, IO, 5.129%, 10/25/43			9,595,977	2,132,425
Ser. 421, Class C6, IO, 4.00%, 5/25/45			10,581,395	2,059,721
Ser. 15-3, Class BI, IO, 4.00%, 3/25/44			11,856,714	1,720,409
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42			15,797,888	3,052,152
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42			15,643,798	2,872,444
Ser. 12-62, Class EI, IO, 4.00%, 4/25/41			10,241,364	1,645,003
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41			9,641,553	1,346,764
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43			18,644,887	3,175,812
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43			6,361,662	876,818
Ser. 12-118, Class IC, IO, 3.50%, 11/25/42			16,380,219	3,109,316
Ser. 14-10, IO, 3.50%, 8/25/42			9,081,587	1,425,490
Ser. 12-128, Class QI, IO, 3.50%, 6/25/42			12,702,678	1,453,122
Ser. 12-101, Class PI, IO, 3.50%, 8/25/40			15,533,042	1,590,382
Ser. 14-20, Class IA, IO, 3.50%, 7/25/39			13,994,138	1,351,834
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43			6,003,864	746,280
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43			8,605,527	1,022,337
Ser. 12-144, Class KI, IO, 3.00%, 11/25/42			12,467,336	1,376,394
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			6,252,163	538,311
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42			10,353,462	953,864
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42			18,261,663	1,539,458
Ser. 13-67, Class IP, IO, 3.00%, 2/25/42			13,146,039	1,169,997
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41			5,267,846	386,028
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41			6,520,189	484,450
Ser. 14-59, Class AI, IO, 3.00%, 10/25/40			14,104,013	1,595,164
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40			18,103,160	2,031,175
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M1, 2.771%, 10/25/28			3,960,943	4,025,312
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M1, 2.721%, 11/25/24			370,991	372,498
Connecticut Avenue Securities FRB Ser. 14-C03, Class 1M1, 1.971%, 7/25/24			52,917	53,057
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1, 1.971%, 7/25/24			744,268	745,705
FRB Ser. 01-50, Class B1, IO, 0.40%, 10/25/41			469,342	5,573
FRB Ser. 05-W4, Class 1A, IO, 0.061%, 8/25/45			138,158	86
FRB Ser. 02-W6, Class 1A, IO, 0.04%, 6/25/42			667,790	158
Ser. 03-34, Class P1, PO, zero %, 4/25/43			162,628	134,620
Ser. 07-64, Class LO, PO, zero %, 7/25/37			41,291	37,837
Ser. 07-14, Class KO, PO, zero %, 3/25/37			165,693	138,166
Ser. 06-125, Class OX, PO, zero %, 1/25/37			15,092	12,692
Ser. 06-84, Class OT, PO, zero %, 9/25/36			15,462	13,011
Ser. 06-46, Class OC, PO, zero %, 6/25/36			13,253	11,033

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39			16,778,229	3,354,975
IFB Ser. 13-129, Class SN, IO, 5.373%, 9/20/43			3,091,507	515,540
Ser. 14-76, IO, 5.00%, 5/20/44			8,484,469	1,744,963
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			3,932,188	813,106
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40			582,820	30,859
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40			2,631,242	140,934
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			2,684,431	570,189
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			23,578,783	4,972,459
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			11,055,997	2,330,825
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42			6,818,478	1,188,188
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42			14,908,220	2,557,176
Ser. 12-129, IO, 4.50%, 11/16/42			4,684,625	1,013,050
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			4,086,748	783,131
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			4,138,537	791,727
Ser. 11-116, Class IA, IO, 4.50%, 10/20/39			3,429,652	346,189
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39			24,705,550	2,910,561
Ser. 14-71, Class BI, IO, 4.50%, 5/20/29			12,632,146	1,545,922
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45			24,022,912	4,145,874
Ser. 15-94, IO, 4.00%, 7/20/45			883,029	195,881
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45			6,102,606	1,078,414
Ser. 15-60, Class IP, IO, 4.00%, 4/20/45			20,816,092	3,741,901
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			20,874,474	4,563,327
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44			7,447,609	1,335,431
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43			11,663,893	1,730,922
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43			14,577,700	2,571,083
Ser. 13-4, Class IC, IO, 4.00%, 9/20/42			16,792,834	3,920,086
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42			8,334,998	1,672,791
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41			18,861,677	2,827,365
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39			6,410,799	800,834
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39			11,110,765	1,295,371
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38			16,202,598	1,482,155
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36			14,082,948	1,477,277
Ser. 13-53, Class IA, IO, 4.00%, 12/20/26			11,574,669	1,305,031
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45			19,254,721	2,802,563
Ser. 15-77, Class DI, IO, 3.50%, 5/20/45			12,477,645	1,860,916
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45			18,157,125	2,519,301
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45			12,072,558	2,111,792
Ser. 15-24, Class CI, IO, 3.50%, 2/20/45			8,657,861	1,685,538
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45			12,896,175	1,979,859
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43			5,603,491	681,385
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			4,607,203	747,611
Ser. 12-145, IO, 3.50%, 12/20/42			7,765,680	1,259,539
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			5,645,345	957,733
Ser. 12-136, IO, 3.50%, 11/20/42			18,773,786	3,986,219
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42			25,207,457	5,469,287
Ser. 12-71, Class AI, IO, 3.50%, 1/20/42			8,550,535	577,724
Ser. 14-46, Class JI, IO, 3.50%, 10/20/41			7,506,408	1,053,900
Ser. 14-141, Class GI, IO, 3.50%, 6/20/41			12,200,010	1,534,295
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41			11,928,512	1,451,461
Ser. 13-18, Class GI, IO, 3.50%, 5/20/41			6,700,038	767,824
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41			10,241,519	1,325,591
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40			19,586,774	2,803,435
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39			4,212,957	424,641
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39			39,738,222	4,441,660
Ser. 15-87, Class AI, IO, 3.50%, 12/20/38			20,275,930	1,776,171
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37			13,135,903	1,616,307
Ser. 14-145, Class PI, IO, 3.50%, 10/20/29			11,009,706	1,364,323
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29			19,928,879	2,292,897
Ser. 13-8, Class BI, IO, 3.00%, 11/20/42			15,463,109	2,224,087
Ser. 13-53, Class PI, IO, 3.00%, 4/20/41			10,006,232	1,024,838
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40			9,632,526	869,364
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37			20,564,921	2,124,397
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36			5,912,761	496,435
Ser. 14-30, Class KI, IO, 3.00%, 2/16/29			8,518,143	786,182
Ser. 14-5, Class LI, IO, 3.00%, 1/16/29			8,863,276	785,836
Ser. 13-164, Class CI, IO, 3.00%, 11/16/28			16,605,819	1,519,980
Ser. 16-H23, Class NI, IO, 2.829%, 10/20/66			44,658,037	6,502,210
Ser. 16-H24, Class JI, IO, 2.729%, 11/20/66			16,749,520	2,303,059
Ser. 15-H25, Class CI, IO, 2.566%, 10/20/65			27,943,038	3,260,953
Ser. 15-H26, Class DI, IO, 2.53%, 10/20/65			23,154,594	2,716,034
FRB Ser. 15-H16, Class XI, IO, 2.436%, 7/20/65			27,701,877	3,418,412
Ser. 16-H11, Class HI, IO, 2.081%, 1/20/66			40,176,431	4,318,966
Ser. 16-H02, Class HI, IO, 2.003%, 1/20/66			53,863,584	5,644,904
Ser. 16-H04, Class KI, IO, 1.957%, 2/20/66			35,252,435	3,304,916
Ser. 15-H15, Class JI, IO, 1.942%, 6/20/65			21,217,746	2,338,196
Ser. 15-H12, Class AI, IO, 1.857%, 5/20/65			32,273,553	3,092,065
Ser. 15-H20, Class AI, IO, 1.837%, 8/20/65			31,322,181	3,176,069
Ser. 15-H10, Class CI, IO, 1.808%, 4/20/65			32,417,186	3,193,838
Ser. 15-H12, Class GI, IO, 1.796%, 5/20/65			42,767,428	4,148,441
Ser. 15-H09, Class BI, IO, 1.701%, 3/20/65			36,711,086	3,215,891
Ser. 15-H12, Class EI, IO, 1.698%, 4/20/65			31,790,504	2,889,757
Ser. 15-H01, Class CI, IO, 1.642%, 12/20/64			29,840,317	1,951,557
Ser. 15-H17, Class CI, IO, 1.624%, 6/20/65			31,031,474	1,986,014
Ser. 15-H25, Class AI, IO, 1.616%, 9/20/65			27,551,774	2,424,556
Ser. 15-H14, Class BI, IO, 1.592%, 5/20/65			2,560,252	164,368
Ser. 15-H28, Class DI, IO, 1.554%, 8/20/65			32,097,752	2,526,093
Ser. 14-H11, Class GI, IO, 1.483%, 6/20/64			57,865,020	4,496,112
Ser. 14-H07, Class BI, IO, 1.461%, 5/20/64			44,580,219	3,454,967
Ser. 10-H19, Class GI, IO, 1.406%, 8/20/60			35,153,388	1,873,676
IFB Ser. 11-70, Class YI, IO, 0.15%, 12/20/40			15,722,313	83,589
Ser. 10-151, Class KO, PO, zero %, 6/16/37			321,470	267,123
Ser. 06-36, Class OD, PO, zero %, 7/16/36			22,780	19,069

				317,135,886
Commercial mortgage-backed securities (23.0%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695%, 7/10/46			6,698,613	6,686,215
FRB Ser. 07-1, Class XW, IO, 0.338%, 1/15/49			2,602,704	10,430

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.332%, 2/10/51			13,873,384	24,385

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.421%, 11/10/41			1,368,997	15,394
FRB Ser. 04-4, Class XC, IO, 0.024%, 7/10/42			472,961	128
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42			40,619,820	4,062

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45			9,344,000	8,888,480
Ser. 05-T18, Class D, 5.134%, 2/13/42			109,432	109,338
FRB Ser. 04-PR3I, Class X1, IO, 0.20%, 2/11/41			632,236	3,161

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.436%, 3/11/39			6,947,608	6,603,562
FRB Ser. 06-PW14, Class X1, IO, 0.534%, 12/11/38			2,379,649	26,985

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.678%, 7/15/29			921,799	22,472

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.356%, 12/11/49			9,036,117	3,614

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.754%, 12/15/47			1,108,000	1,228,362
FRB Ser. 11-C2, Class E, 5.754%, 12/15/47			3,258,000	3,267,047

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class C, 5.993%, 3/15/49			2,410,000	2,400,963
FRB Ser. 13-GC17, Class XA, IO, 1.456%, 11/10/46			67,305,425	3,369,175
FRB Ser. 14-GC19, Class XA, IO, 1.236%, 3/10/47			69,621,270	4,189,112

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC11, Class E, 4.456%, 4/10/46			7,414,000	5,423,341
FRB Ser. 06-C5, Class XC, IO, 0.431%, 10/15/49			15,593,420	37,424

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.764%, 5/15/46			1,588,000	1,570,044

COMM Mortgage Pass-Through Certificates FRB Ser. 12-CR3, Class XA, IO, 2.075%, 10/15/45			36,629,841	2,737,484

COMM Mortgage Trust
Ser. 06-C8, Class AJ, 5.377%, 12/10/46			3,489,332	3,497,357
FRB Ser. 14-CR18, Class C, 4.737%, 7/15/47			2,542,000	2,642,917
Ser. 13-CR11, Class AM, 4.715%, 10/10/46			949,000	1,013,466
FRB Ser. 14-UBS6, Class C, 4.466%, 12/10/47			2,261,000	2,160,366
FRB Ser. 12-CR1, Class XA, IO, 2.013%, 5/15/45			22,340,101	1,718,077
FRB Ser. 14-LC15, Class XA, IO, 1.36%, 4/10/47			84,825,202	4,971,690
FRB Ser. 13-LC13, Class XA, IO, 1.353%, 8/10/46			57,445,811	2,767,165
FRB Ser. 14-CR18, Class XA, IO, 1.259%, 7/15/47			56,112,613	3,166,435
FRB Ser. 14-CR17, Class XA, IO, 1.16%, 5/10/47			48,652,074	2,627,212
FRB Ser. 14-UBS6, Class XA, IO, 1.051%, 12/10/47			57,157,905	3,097,958
FRB Ser. 14-LC17, Class XA, IO, 0.982%, 10/10/47			39,574,356	1,705,655

COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4.25%, 12/10/44			1,918,000	1,462,667
FRB Ser. 14-UBS6, Class D, 3.966%, 12/10/47			1,279,000	1,039,443
Ser. 13-LC13, Class E, 3.719%, 8/10/46			2,278,000	1,576,604
Ser. 14-CR18, Class E, 3.60%, 7/15/47			6,808,000	4,374,821
FRB Ser. 12-LC4, Class XA, IO, 2.277%, 12/10/44			47,595,147	3,950,397
FRB Ser. 06-C8, Class XS, IO, 0.60%, 12/10/46			8,509,300	85

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 6.062%, 2/15/41			9,861,000	8,960,691
FRB Ser. 07-C2, Class AX, IO, 0.086%, 1/15/49			33,556,042	235

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6.00%, 5/17/40			360,101	367,821
FRB Ser. 03-C3, Class AX, IO, 1.997%, 5/15/38			1,347,405	6

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.80%, 4/15/50			4,840,000	4,126,255

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636%, 12/18/49			131,277	131,318

DBUBS Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.542%, 7/10/44			3,003,234	3,042,216

First Union National Bank-Bank of America, NA Commercial Mortgage Trust 144A FRB Ser. 01-C1, Class 3, IO, 2.045%, 3/15/33			521,102	5

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.073%, 7/10/45			3,538,441	35

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.484%, 3/10/44			3,358,991	3,313,645

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.238%, 12/10/49			53,456,548	107,635

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.683%, 5/10/43			4,092,208	7,756

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.593%, 2/10/46			65,752,461	4,676,973

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.41%, 2/10/46			2,948,000	2,782,617
FRB Ser. 13-GC10, Class E, 4.41%, 2/10/46			3,347,000	2,601,288

GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.945%, 1/10/47			3,103,000	3,178,536
FRB Ser. 13-GC12, Class XA, IO, 1.679%, 6/10/46			41,299,433	2,643,164
FRB Ser. 14-GC18, Class XA, IO, 1.134%, 1/10/47			39,668,617	2,128,935
FRB Ser. 14-GC22, Class XA, IO, 1.046%, 6/10/47			65,202,503	3,446,278
FRB Ser. 14-GC24, Class XA, IO, 0.86%, 9/10/47			63,902,719	2,879,776

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45			7,489,376	7,419,725
Ser. 11-GC3, Class E, 5.00%, 3/10/44			1,692,000	1,571,868
FRB Ser. 14-GC18, Class D, 4.945%, 1/10/47			943,000	797,042
FRB Ser. 13-GC12, Class D, 4.476%, 6/10/46			8,814,000	7,745,743
FRB Ser. 06-GG6, Class XC, IO, zero %, 4/10/38			810,064	8

JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C25, Class XA, IO, 0.996%, 11/15/47			34,139,962	1,799,176

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.562%, 8/15/46			4,051,000	3,301,970
FRB Ser. C14, Class D, 4.562%, 8/15/46			5,919,000	5,429,314
FRB Ser. 14-C25, Class D, 3.948%, 11/15/47			9,736,000	7,724,542
Ser. 14-C25, Class E, 3.332%, 11/15/47			4,818,000	2,964,997

JPMorgan Chase Commercial Mortgage Securities Corp. FRB Ser. 12-LC9, Class XA, IO, 1.81%, 12/15/47			71,429,828	4,416,506

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.412%, 12/15/47			621,000	628,576

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.157%, 2/12/51			4,009,000	4,048,689
FRB Ser. 06-LDP7, Class B, 5.927%, 4/17/45			3,516,000	640,615
FRB Ser. 06-LDP6, Class B, 5.653%, 4/15/43			205,615	205,615
Ser. 06-LDP8, Class D, 5.618%, 5/15/45			6,280,000	6,178,264
Ser. 06-LDP8, Class B, 5.52%, 5/15/45			969,098	979,458
Ser. 04-LN2, Class A2, 5.115%, 7/15/41			40,761	40,818
FRB Ser. 13-C10, Class D, 4.154%, 12/15/47			2,770,000	2,522,801
FRB Ser. 13-LC11, Class XA, IO, 1.429%, 4/15/46			58,316,562	3,452,924
FRB Ser. 13-C10, Class XA, IO, 1.223%, 12/15/47			85,877,200	4,256,160
FRB Ser. 13-C16, Class XA, IO, 1.123%, 12/15/46			57,763,674	2,701,468
FRB Ser. 06-LDP8, Class X, IO, 0.381%, 5/15/45			3,426,089	123
FRB Ser. 07-LDPX, Class X, IO, 0.318%, 1/15/49			20,630,025	149,613

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.257%, 2/12/51			6,690,000	6,275,889
FRB Ser. 07-CB20, Class C, 6.257%, 2/12/51			1,556,000	1,369,280
FRB Ser. 10-C1, Class D, 6.156%, 6/15/43			3,646,000	3,334,460
FRB Ser. 11-C3, Class E, 5.619%, 2/15/46			1,416,000	1,452,816
FRB Ser. 11-C3, Class F, 5.619%, 2/15/46			4,436,000	4,548,231
FRB Ser. 12-C6, Class E, 5.156%, 5/15/45			3,590,000	3,389,319
FRB Ser. 12-C8, Class D, 4.66%, 10/15/45			3,567,000	3,506,718
FRB Ser. 12-C8, Class E, 4.66%, 10/15/45			3,219,000	2,971,134
Ser. 11-C4, Class F, 3.873%, 7/15/46			7,276,000	5,606,158
Ser. 13-C10, Class E, 3.50%, 12/15/47			3,043,000	2,232,649
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46			2,038,000	1,381,764
FRB Ser. 05-CB12, Class X1, IO, 0.397%, 9/12/37			2,457,813	7,232
FRB Ser. 06-LDP6, Class X1, IO, 0.023%, 4/15/43			1,820,580	18

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41%, 6/15/31			171,378	176,208
Ser. 98-C4, Class H, 5.60%, 10/15/35			72,239	72,286

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39			3,606,000	1,079,276
FRB Ser. 06-C6, Class B, 5.472%, 9/15/39			5,115,000	4,526,770
Ser. 06-C1, Class AJ, 5.222%, 2/15/41			3,122,439	3,123,063
FRB Ser. 07-C2, Class XW, IO, 0.489%, 2/15/40			2,866,984	1,772

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, IO, 5.077%, 1/15/36			7,400,000	272,632
FRB Ser. 07-C2, Class XCL, IO, 0.489%, 2/15/40			63,504,862	39,246
FRB Ser. 05-C5, Class XCL, IO, 0.342%, 9/15/40			10,753,152	85,160
FRB Ser. 05-C7, Class XCL, IO, 0.341%, 11/15/40			5,121,190	36,900
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40			1,883,920	102

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.242%, 4/20/48			3,057,000	2,548,774

Merrill Lynch Mortgage Trust FRB Ser. 08-C1, Class AJ, 6.283%, 2/12/51			854,000	874,325

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.64%, 8/12/39			1,021,192	4,889
FRB Ser. 05-MCP1, Class XC, IO, 0.011%, 6/12/43			1,794,572	8

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9.321%, 1/15/37			75,003	2,018
FRB Ser. 05-C3, Class X, IO, 7.156%, 5/15/44			66,895	736
FRB Ser. 06-C4, Class X, IO, 4.614%, 7/15/45			763,892	10,847

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.52%, 2/15/46			60,525,597	3,619,431
FRB Ser. 13-C12, Class XA, IO, 0.923%, 10/15/46			120,007,237	4,025,295

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class E, 4.894%, 4/15/47			4,378,000	3,168,796
Ser. 14-C17, Class D, 4.698%, 8/15/47			4,368,000	3,679,611
FRB Ser. 13-C11, Class D, 4.37%, 8/15/46			5,438,000	4,643,508
FRB Ser. 13-C11, Class F, 4.37%, 8/15/46			6,212,000	4,775,164
FRB Ser. 13-C10, Class E, 4.084%, 7/15/46			5,447,000	4,481,792
Ser. 14-C17, Class E, 3.50%, 8/15/47			4,422,000	2,785,418

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842%, 7/12/44			3,642,000	3,634,426
FRB Ser. 07-T27, Class AJ, 5.641%, 6/11/42			1,241,000	1,284,435
Ser. 07-HQ11, Class D, 5.587%, 2/12/44			3,784,000	1,130,129
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44			4,757,000	4,704,673

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class C, 6.276%, 1/11/43			3,069,000	3,146,953
FRB Ser. 08-T29, Class D, 6.276%, 1/11/43			5,639,000	5,555,543
FRB Ser. 08-T29, Class F, 6.276%, 1/11/43			3,094,000	3,107,304
FRB Ser. 11-C3, Class E, 5.155%, 7/15/49			308,000	313,153

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38			1,688,850	126,664

UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class XA, IO, 2.089%, 5/10/45			13,175,409	1,159,408

UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.885%, 5/10/63			2,565,000	1,849,622
FRB Ser. 12-C4, Class XA, IO, 1.755%, 12/10/45			80,731,109	5,719,315

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.107%, 6/15/45			3,091,000	2,302,795
Ser. 07-C30, Class AJ, 5.413%, 12/15/43			3,981,000	4,005,881
FRB Ser. 06-C29, IO, 0.316%, 11/15/48			21,185,310	847
FRB Ser. 07-C34, IO, 0.289%, 5/15/46			13,242,443	23,836

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C21, Class E, 5.291%, 10/15/44			4,945,000	4,621,795
FRB Ser. 06-C26, Class XC, IO, 0.057%, 6/15/45			3,861,978	772
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42			289,363	29

Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16, Class XA, IO, 1.435%, 8/15/50			51,666,499	3,226,573

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777%, 10/15/45			1,806,000	1,389,356
Ser. 14-LC18, Class D, 3.957%, 12/15/47			8,305,590	6,678,853

WF-RBS Commercial Mortgage Trust
Ser. 13-C12, Class AS, 3.56%, 3/15/48			2,875,000	2,956,736
FRB Ser. 13-C14, Class XA, IO, 0.827%, 6/15/46			84,006,129	3,174,592

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.602%, 2/15/44			4,822,438	5,000,868
Ser. 11-C4, Class E, 5.265%, 6/15/44			1,545,768	1,561,071
Ser. 11-C4, Class F, 5.00%, 6/15/44			5,609,000	4,426,623
Ser. 11-C3, Class E, 5.00%, 3/15/44			1,601,000	1,328,670
FRB Ser. 14-C19, Class E, 4.97%, 3/15/47			2,794,000	2,068,398
FRB Ser. 12-C7, Class D, 4.835%, 6/15/45			2,086,000	2,032,932
FRB Ser. 13-UBS1, Class E, 4.627%, 3/15/46			2,810,000	2,060,011
FRB Ser. 12-C10, Class E, 4.452%, 12/15/45			3,645,000	2,908,027
Ser. 14-C19, Class D, 4.234%, 3/15/47			3,501,000	2,970,872
FRB Ser. 13-C11, Class D, 4.207%, 3/15/45			2,967,000	2,683,744
Ser. 14-C20, Class D, 3.986%, 5/15/47			6,328,000	5,005,448
Ser. 13-C12, Class E, 3.50%, 3/15/48			3,607,000	2,761,159
Ser. 13-C14, Class E, 3.25%, 6/15/46			3,222,000	2,132,964
FRB Ser. 12-C9, Class XA, IO, 2.095%, 11/15/45			88,080,648	7,046,452
FRB Ser. 11-C5, Class XA, IO, 1.767%, 11/15/44			30,935,401	2,163,313
FRB Ser. 12-C10, Class XA, IO, 1.695%, 12/15/45			47,927,956	3,292,651
FRB Ser. 13-C12, Class XA, IO, 1.379%, 3/15/48			20,747,439	1,121,609
FRB Ser. 13-C11, Class XA, IO, 1.357%, 3/15/45			29,898,277	1,505,037

				394,057,927
Residential mortgage-backed securities (non-agency) (9.2%)

BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2, 1.644%, 1/26/46			8,733,000	7,826,515

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, 7.121%, 9/25/28			20,113,870	23,906,853
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 5.921%, 11/25/28			1,599,000	1,787,047
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, 5.421%, 10/25/28			8,300,000	8,956,832
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, 4.371%, 4/25/24			2,690,000	2,833,874

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, 7.721%, 8/25/28			11,800,000	13,855,076
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, 6.771%, 9/25/28			14,518,000	16,418,406
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.671%, 10/25/28			18,660,000	21,036,959
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, 6.071%, 10/25/28			21,273,000	23,694,108
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, 5.221%, 1/25/29			7,623,000	8,113,013

FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)			134,710	13

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47			4,746,000	3,630,690

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A2B, 1.571%, 1/25/45			1,671,801	1,504,033
FRB Ser. 05-AR11, Class A1C3, 1.281%, 8/25/45			3,084,473	2,845,828
FRB Ser. 05-AR19, Class A1C3, 1.271%, 12/25/45			4,109,810	3,743,113
FRB Ser. 05-AR13, Class A1C4, 1.201%, 10/25/45			13,187,686	11,209,533
FRB Ser. 05-AR17, Class A1B2, 1.181%, 12/25/45			4,545,258	3,792,335
FRB Ser. 05-AR2, Class 2A1B, 1.141%, 1/25/45			1,638,276	1,506,886
FRB Ser. 05-AR17, Class A1B3, 1.121%, 12/25/45			1,352,359	1,176,405

				157,837,519

Total mortgage-backed securities (cost $897,332,362)				$869,031,332

CORPORATE BONDS AND NOTES (30.3%)(a)
			Principal amount	Value

Basic materials (2.0%)

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)			$835,000	$926,569

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)			1,508,000	1,587,170

Cytec Industries, Inc. sr. unsec. unsub. notes 3.50%, 4/1/23			355,000	353,729

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25			1,593,000	1,617,306

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. notes 6.75%, 2/1/22 (Indonesia)			474,000	494,145

Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29			470,000	631,423

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)			590,000	615,134

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24			4,284,000	4,432,869

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25			2,856,000	2,842,246

International Paper Co. sr. unsec. notes 8.70%, 6/15/38			510,000	733,212

LyondellBasell Industries NV sr. unsec. unsub. notes 4.625%, 2/26/55			3,130,000	2,930,988

Southern Copper Corp. sr. unsec. unsub. notes 5.375%, 4/16/20 (Peru)			200,000	217,000

Union Carbide Corp. sr. unsec. unsub. bonds 7.75%, 10/1/96			135,000	167,254

Westlake Chemical Corp. 144A company guaranty sr. unsec. unsub. bonds 3.60%, 8/15/26			5,490,000	5,325,229

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30			5,975,000	7,999,748

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31			637,000	843,987

WestRock RKT Co. company guaranty sr. unsec. unsub. notes 4.45%, 3/1/19			393,000	409,598

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)			1,385,000	1,787,743

				33,915,350
Capital goods (0.4%)

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4.50%, 1/15/23			450,000	459,563

L-3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26			455,000	456,148

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			1,393,000	1,792,181

Northrop Grumman Systems Corp. company guaranty sr. unsec. unsub. notes 7.875%, 3/1/26			1,355,000	1,796,260

United Technologies Corp. sr. unsec. unsub. notes 5.70%, 4/15/40			100,000	122,576

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22			1,770,000	1,816,463

				6,443,191
Communication services (2.8%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6.125%, 3/30/40 (Mexico)			880,000	997,494

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)			7,570,000	7,584,648

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23			1,415,000	1,446,692

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45			5,152,000	5,856,526

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25			1,813,000	1,906,388

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22			3,645,000	4,908,641

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35			700,000	900,047

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.45%, 3/15/37			1,325,000	1,681,971

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)			945,000	1,026,554

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)			1,337,000	1,437,275

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20			1,915,000	2,040,195

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 6.40%, 4/30/40			845,000	1,086,079

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)			425,000	424,244

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21			3,075,000	3,078,844

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57%, 4/27/23 (Spain)			692,000	731,761

Verizon Communications, Inc. sr. unsec. unsub. notes 5.90%, 2/15/54 (units)			127,000	3,345,180

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05%, 3/15/34			4,675,000	4,798,327

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48			3,906,000	3,548,980

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8.00%, 6/1/22			640,000	773,946

				47,573,792
Conglomerates (0.6%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%, perpetual maturity			10,100,000	10,529,250

				10,529,250
Consumer cyclicals (4.7%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85%, 3/1/39			1,065,000	1,437,960

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24			870,000	1,075,788

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45			4,690,000	6,417,196

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			4,348,000	4,687,327

CBS Corp. company guaranty sr. unsec. debs. 7.875%, 7/30/30			1,263,000	1,698,347

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27			3,576,000	3,281,788

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45			1,940,000	1,868,214

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26			1,721,000	1,804,944

Ford Motor Co. sr. unsec. unsub. notes 9.98%, 2/15/47			3,790,000	5,684,572

Ford Motor Co. sr. unsec. unsub. notes 7.45%, 7/16/31			3,453,000	4,323,014

Ford Motor Co. sr. unsec. unsub. notes 7.40%, 11/1/46			350,000	451,717

General Motors Co. sr. unsec. notes 6.25%, 10/2/43			1,860,000	2,062,762

General Motors Co. sr. unsec. notes 5.20%, 4/1/45			105,000	103,278

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			2,930,000	2,839,044

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25			1,048,000	1,044,319

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25			1,640,000	1,619,203

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 4/10/22			5,983,000	5,963,005

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)			510,000	530,528

Grupo Televisa SAB sr. unsec. unsub. notes 5.00%, 5/13/45 (Mexico)			2,120,000	1,813,285

Hilton Domestic Operating Co., Inc. 144A sr. unsec. sub. notes 4.25%, 9/1/24			915,000	897,844

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15%, 2/1/23			675,000	872,216

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)			266,000	296,540

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			2,124,000	2,297,741

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23			660,000	658,489

L Brands, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/21			913,000	1,000,876

L Brands, Inc. company guaranty sr. unsec. sub. notes 5.625%, 2/15/22			820,000	858,950

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24			1,695,000	1,783,988

NVR, Inc. sr. unsec. notes 3.95%, 9/15/22			740,000	761,979

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23			640,000	659,131

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26			2,575,000	2,549,670

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26			2,535,000	2,512,368

Owens Corning company guaranty sr. unsec. sub. notes 9.00%, 6/15/19			3,833,000	4,354,989

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25			3,089,000	3,078,550

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24			1,105,000	1,111,690

QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25			944,000	917,806

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26			3,420,000	3,585,241

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27			605,000	590,102

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26			770,000	710,870

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25			911,000	955,915

Walt Disney Co. (The) sr. unsec. unsub. notes 4.375%, 8/16/41			520,000	551,015

				79,712,261
Consumer staples (3.4%)

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/31/24			694,000	727,969

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			3,057,000	3,271,311

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			868,000	870,487

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42			630,000	684,062

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.20%, 1/15/39			5,598,000	8,509,475

Bacardi, Ltd. 144A unsec. notes 4.50%, 1/15/21 (Bermuda)			1,430,000	1,519,870

Constellation Brands, Inc. company guaranty sr. unsec. notes 3.875%, 11/15/19			366,000	381,654

Constellation Brands, Inc. company guaranty sr. unsec. unsub. bonds 3.70%, 12/6/26			900,000	891,171

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22			2,534,000	2,753,609

CVS Health Corp. sr. unsec. unsub. notes 5.125%, 7/20/45			4,375,000	4,811,761

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28			66,005	74,450

CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32			1,933,883	2,357,221

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22			675,000	844,235

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45			2,615,000	2,509,417

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37			1,548,000	1,963,609

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42			2,509,000	2,765,269

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24			960,000	975,145

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. notes 3.875%, 6/27/24 (Mexico)			715,000	707,890

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub. notes 4.875%, 6/27/44 (Mexico)			400,000	366,844

Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39			1,815,000	2,308,515

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40			3,905,000	4,779,259

Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46			1,490,000	1,392,974

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			2,799,000	2,802,499

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26			4,845,000	5,018,732

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4.875%, 8/15/34			461,000	471,448

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15%, 8/15/44			654,000	686,518

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26			3,545,000	3,456,176

				57,901,570
Energy (2.1%)

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55%, 3/15/26			2,730,000	3,067,944

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25			1,880,000	1,922,300

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.70%, 4/1/19			2,375,000	2,345,313

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22			1,259,000	1,263,315

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4.00%, 8/1/24			1,930,000	1,915,093

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7.875%, 9/15/31			885,000	1,146,471

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41			525,000	570,369

Nabors Industries, Inc. company guaranty sr. unsec. unsub. notes 4.625%, 9/15/21			2,060,000	2,101,200

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05%, 3/1/41			1,095,000	848,625

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			2,535,000	2,305,583

Pride International, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 8/15/40			2,160,000	2,025,000

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27			5,705,000	5,983,119

Spectra Energy Capital, LLC company guaranty sr. unsec. notes 5.65%, 3/1/20			240,000	257,197

Spectra Energy Capital, LLC company guaranty sr. unsec. sub. notes 6.20%, 4/15/18			130,000	136,087

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 8.00%, 10/1/19			650,000	736,158

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26			1,115,000	1,070,605

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)			1,900,000	2,141,093

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26			749,000	758,038

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			383,000	489,761

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24			2,657,000	2,740,233

Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22			635,000	645,176

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24			1,575,000	1,628,372

				36,097,052
Financials (8.9%)

Aflac, Inc. sr. unsec. notes 6.45%, 8/15/40			177,000	231,050

Air Lease Corp. sr. unsec. notes 3.75%, 2/1/22			1,900,000	1,950,268

Air Lease Corp. sr. unsec. unsub. notes 3.00%, 9/15/23			1,000,000	970,250

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			3,485,000	3,537,275

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			2,574,000	3,294,720

Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42			3,255,000	3,026,655

Assurant, Inc. sr. unsec. notes 6.75%, 2/15/34			558,000	658,333

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)			785,000	832,886

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)			1,630,000	1,628,989

Banco del Estado de Chile 144A sr. unsec. notes 2.00%, 11/9/17 (Chile)			1,000,000	999,954

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)			3,252,000	4,048,873

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7.25%, 2/1/18			1,685,000	1,775,854

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43			2,065,000	2,137,240

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21			170,000	172,675

BPCE SA 144A unsec. sub. notes 5.70%, 10/22/23 (France)			265,000	283,052

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)			460,000	469,958

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22			5,245,000	5,705,973

Capital One Bank USA NA unsec. sub. notes 3.375%, 2/15/23			1,260,000	1,260,243

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25			1,916,000	1,920,459

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			1,288,000	1,329,731

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26			3,092,000	3,130,579

CNA Financial Corp. sr. unsec. notes 3.95%, 5/15/24			650,000	656,070

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			1,755,000	1,766,562

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)			1,865,000	2,127,592

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11.00%, perpetual maturity (Netherlands)			1,255,000	1,468,350

Credit Agricole SA 144A unsec. sub. notes 4.375%, 3/17/25 (France)			2,600,000	2,577,754

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			539,000	531,589

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)			2,360,000	2,348,146

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)			945,000	1,009,076

EPR Properties company guaranty sr. unsec. sub. notes 5.25%, 7/15/23(R)			1,150,000	1,202,729

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24			1,031,000	1,042,599

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity			626,000	598,143

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)			382,000	400,683

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27			1,810,000	1,806,123

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37			950,000	1,169,382

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40			3,548,000	4,384,111

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)			3,000,000	2,939,526

Hospitality Properties Trust sr. unsec. unsub. notes 4.65%, 3/15/24(R)			246,000	245,976

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)			875,000	855,070

HSBC Bank USA, NA unsec. sub. notes 7.00%, 1/15/39			2,000,000	2,653,942

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176%, perpetual maturity (Jersey)			4,560,000	6,771,600

HSBC Finance Corp. unsec. sub. notes 6.676%, 1/15/21			1,240,000	1,395,985

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)			2,705,000	2,990,699

International Lease Finance Corp. sr. unsec. unsub. notes 6.25%, 5/15/19			895,000	964,363

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21			3,165,000	3,110,052

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20			2,655,000	2,998,748

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			130,000	148,525

Liberty Property LP sr. unsec. unsub. notes 3.375%, 6/15/23(R)			225,000	224,641

Lloyds Banking Group PLC unsec. sub. bonds 5.30%, 12/1/45 (United Kingdom)			5,429,000	5,717,530

Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)			2,145,000	2,183,973

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39			2,599,000	3,992,545

Metrpolitan Life Insurance Co. 144A unsec. sub. notes 7.80%, 11/1/25			4,291,000	5,413,006

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)			150,000	156,972

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)			1,535,000	1,564,670

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5.875%, 3/15/22			1,601,000	1,653,033

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45			2,500,000	1,978,125

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33			1,010,000	1,141,746

Pacific LifeCorp 144A sr. unsec. notes 6.00%, 2/10/20			1,575,000	1,698,986

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25			642,000	632,322

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22			357,000	382,878

Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40			1,135,000	1,457,930

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)			2,030,000	2,136,445

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)			465,000	451,908

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)			2,600,000	2,630,511

Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)			660,000	652,104

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)			2,790,000	2,886,032

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)			1,125,000	1,132,436

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)			1,125,000	1,128,962

SL Green Realty Corp company guaranty sr. unsec. unsub. notes 5.00%, 8/15/18(R)			1,185,000	1,229,567

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)			2,380,000	2,487,528

Teachers Insurance & Annuity Association of America 144A unsec. sub. FRN 4.375%, 9/15/54			311,000	336,041

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39			889,000	1,160,380

TIAA Asset Management Finance Co., LLC 144A sr. unsec. sub. notes 4.125%, 11/1/24			80,000	81,346

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8.125%, 9/15/17), 3/15/46(STP)			3,180,000	3,362,850

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)			2,955,000	2,873,442

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7.75%, 4/15/26			975,000	1,271,483

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)			200,000	199,001

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Jersey)			5,175,000	5,211,722

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)			2,925,000	2,975,954

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)			205,000	209,869

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38			250,000	321,422

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21			750,000	823,086

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)			2,990,000	3,055,490

				152,344,348
Health care (0.9%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25			1,058,000	1,041,233

Anthem, Inc. sr. unsec. unsub. notes 4.625%, 5/15/42			665,000	664,010

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/31/19			356,000	379,585

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5.75%, 2/15/21			839,000	906,120

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			605,000	630,713

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24			2,300,000	2,394,875

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)			2,820,000	2,728,350

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			2,201,000	2,239,610

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)			680,000	634,656

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)			3,691,000	3,346,091

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.625%, 11/15/41			975,000	1,038,163

				16,003,406
Technology (1.7%)

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24			2,578,000	2,647,776

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45			889,000	907,938

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43			1,232,000	1,167,239

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27			2,480,000	2,461,088

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			3,787,000	4,146,307

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			1,262,000	1,575,728

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			5,732,000	6,157,108

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/22			1,075,000	1,103,662

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18			425,000	452,948

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26			3,170,000	2,957,879

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26			6,865,000	6,452,496

				30,030,169
Transportation (0.4%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41			1,520,000	1,801,012

Continental Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 97-4A, 6.90%, 1/2/18			40,873	41,281

Continental Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 98-1A, 6.648%, 9/15/17			76,259	77,212

Norfolk Southern Corp. sr. unsec. unsub. bonds 6.00%, 5/23/11			1,115,000	1,304,158

Penske Truck Leasing Co. Lp/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26			2,309,000	2,212,438

Southwest Airlines Co. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.15%, 8/1/22			168,089	186,159

United Airlines, Inc. Pass-Through Trust pass-through certificates sr. notes Ser. 14-2, Class A, 3.75%, 9/3/26			433,468	439,429

United AirLines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22			326,817	350,512

				6,412,201
Utilities and power (2.4%)

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			382,000	431,660

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44			1,895,000	2,021,122

Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35			580,000	678,409

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42			390,000	414,235

Beaver Valley II Funding Corp. sr. bonds 9.00%, 6/1/17			6,000	6,000

Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37			410,000	533,017

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36			1,000,000	1,250,864

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. FRB 4.45%, 7/15/27			505,000	504,785

Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33			480,000	581,802

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42			710,000	718,202

Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41			725,000	745,098

EDP Finance BV 144A sr. unsec. unsub. notes 5.25%, 1/14/21 (Netherlands)			845,000	899,388

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32			830,000	1,050,123

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26			2,027,000	1,986,849

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)			2,275,000	2,341,141

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			990,000	1,056,825

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45			650,000	708,722

Energy Transfer Partners LP sr. unsec. unsub. bonds 4.20%, 4/15/27			225,000	223,211

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42			2,265,000	2,546,902

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22			780,000	841,590

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44			2,710,000	2,961,810

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)			510,000	623,489

ITC Holdings Corp. 144A sr. unsec. notes 6.05%, 1/31/18			330,000	343,407

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44			1,274,000	1,321,637

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21			1,455,000	1,484,126

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05%, 12/1/19			750,000	763,529

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29			360,000	473,421

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22			1,455,000	1,552,031

Pacific Gas & Electric Co. sr. unsec. notes 6.35%, 2/15/38			295,000	384,409

Pacific Gas & Electric Co. sr. unsec. unsub. notes 5.80%, 3/1/37			785,000	963,748

PacifiCorp sr. mtge. bonds 6.25%, 10/15/37			460,000	600,779

PPL WEM Ltd./Western Power Distribution, Ltd. 144A sr. unsec. unsub. notes 5.375%, 5/1/21 (United Kingdom)			3,220,000	3,492,296

Puget Energy, Inc. sr. sub. notes 3.65%, 5/15/25			2,105,000	2,067,845

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21			1,404,000	1,466,470

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19			2,840,000	3,241,650

				41,280,592

Total corporate bonds and notes (cost $505,381,303)				$518,243,182

ASSET-BACKED SECURITIES (1.4%)(a)
			Principal amount	Value

Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 16-5, Class A, 1.933%, 6/10/19			$5,948,000	$5,948,000

Station Place Securitization Trust FRB Ser. 16-1, Class A, 1.771%, 2/25/17			11,077,000	11,077,000

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 1.673%, 2/25/49			7,657,000	7,657,000

Total asset-backed securities (cost $24,682,000)				$24,682,000

PURCHASED SWAP OPTIONS OUTSTANDING (0.5%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.3125/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.3125		$222,628,000	$2,212,922

1.495/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		333,942,000	434,125

(1.495)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		333,942,000	353,979

Barclays Bank PLC

1.345/3 month USD-LIBOR-BBA/Feb-18	Feb-17/1.345		333,942,000	257,135

Citibank, N.A.

2.274/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.274		166,970,700	689,589

2.275/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.275		166,970,700	492,564

1.34/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.34		333,942,000	217,062

(1.34)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.34		333,942,000	197,026

Credit Suisse International

2.31/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.31		166,970,700	889,954

2.4625/3 month USD-LIBOR-BBA/Feb-37	Feb-17/2.4625		111,314,000	407,409

Goldman Sachs International

1.86375/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.86375		333,942,000	497,574

2.248/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.248		166,970,700	342,290

JPMorgan Chase Bank N.A.

2.3525/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.3525		111,314,000	1,287,903

2.267/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.267		111,314,000	382,920

2.736/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.736		111,314,000	154,702

Total purchased swap options outstanding (cost $15,334,163)				$8,817,154

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/$98.34		$72,000,000	$801,360

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/98.53		72,000,000	725,760

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-17/99.45		52,000,000	90,480

Total purchased options outstanding (cost $1,871,250)				$1,617,600

MUNICIPAL BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7.50%, 4/1/34			$770,000	$1,083,328

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718%, 1/1/49			675,000	946,040

OH State U. Rev. Bonds (Build America Bonds), 4.91%, 6/1/40			845,000	966,672

Total municipal bonds and notes (cost $2,294,769)				$2,996,040

SHORT-TERM INVESTMENTS (8.7%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.74%(AFF)		Shares	75,587,310	$75,587,310

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.47%(P)		Shares	710,000	710,000

U.S. Treasury Bills 0.444%, 2/16/17(SEG)(SEGSF)(SEGCCS)			$44,270,000	44,261,677

U.S. Treasury Bills 0.446%, 2/9/17(SEGSF)(SEGCCS)			25,821,000	25,818,289

U.S. Treasury Bills 0.472%, 2/2/17			1,830,000	1,829,976

Total short-term investments (cost $148,207,688)				$148,207,252

TOTAL INVESTMENTS

Total investments (cost $3,485,406,066)(b)				$3,460,907,990

FUTURES CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Short)	86	$12,972,563	Mar-17	$26,703
U.S. Treasury Bond Ultra 30 yr (Long)	666	107,017,875	Mar-17	(604,888)
U.S. Treasury Note 2 yr (Long)	68	14,742,188	Mar-17	1,990
U.S. Treasury Note 5 yr (Long)	117	13,790,461	Mar-17	4,338

Total				$(571,857)

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/17 (premiums $16,001,377) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.082/3 month USD-LIBOR-BBA/Jul-20	Jul-17/2.082	$111,314,000	$350,639
(1.728)/3 month USD-LIBOR-BBA/Jul-20	Jul-17/1.728	111,314,000	396,278
(2.6475)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.6475	222,628,000	1,026,315
(2.01)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.01	222,628,000	1,364,710
Barclays Bank PLC

(2.111)/3 month USD-LIBOR-BBA/Feb-18	Feb-17/2.111	333,942,000	270,493
Citibank, N.A.

2.7415/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.7415	166,970,700	70,128
2.575/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.575	166,970,700	138,586
1.942/3 month USD-LIBOR-BBA/Apr-20	Apr-17/1.942	111,314,000	164,745
(1.652)/3 month USD-LIBOR-BBA/Apr-20	Apr-17/1.652	111,314,000	191,460
Credit Suisse International

2.80/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.80	166,970,700	40,073
(2.7275)/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.7275	111,314,000	130,237
(2.25)/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.25	111,314,000	315,019
(2.215)/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.215	166,970,700	437,463
Goldman Sachs International

2.548/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.548	166,970,700	158,622
(1.63875)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.63875	333,942,000	173,650
(1.75125)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.75125	333,942,000	310,566
JPMorgan Chase Bank N.A.

(2.476)/3 month USD-LIBOR-BBA/Feb-37	Feb-17/2.476	111,314,000	494,234
(2.69)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.69	111,314,000	594,417
(2.05)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.05	111,314,000	791,443
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	21,202,000	1,278,056

Total			$8,697,134

WRITTEN OPTIONS OUTSTANDING at 1/31/17 (premiums $1,871,250) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/$99.08	$72,000,000	$529,920
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/99.27	72,000,000	470,880
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/99.81	72,000,000	324,000
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/100.00	72,000,000	282,240
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Feb-17/99.45	52,000,000	330,200

Total			$1,937,240

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	$33,394,000	$(1,177,139)	$(21,038)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	33,394,000	(1,177,139)	(30,389)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	33,394,000	(3,583,176)	(38,737)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	33,394,000	(3,583,176)	(229,751)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	33,394,000	3,017,148	164,632
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	33,394,000	3,017,148	(8,015)
Citibank, N.A.

2.605/3 month USD-LIBOR-BBA/Feb-27 (Written)	Feb-17/2.605	166,970,700	166,971	68,458
2.55125/3 month USD-LIBOR-BBA/Feb-27 (Written)	Feb-17/2.55125	166,970,700	417,427	56,770
Credit Suisse International

2.6075/3 month USD-LIBOR-BBA/Feb-27 (Written)	Feb-17/2.6075	166,970,700	208,713	(20,203)
Goldman Sachs International

2.61/3 month USD-LIBOR-BBA/Feb-27 (Written)	Feb-17/2.61	166,970,700	122,445	46,752
JPMorgan Chase Bank N.A.

(5.00 Floor)/3 month USD-LIBOR-BBA/Mar-21 (Written)	Mar-21/5.00	1,000,000	222,000	73,400
Wells Fargo Bank, N.A.

2.82/3 month USD-LIBOR-BBA/Jan-30 (Written)	Jan-20/2.82	5,565,650	288,370	28,329
(2.82)/3 month USD-LIBOR-BBA/Jan-30 (Written)	Jan-20/2.82	5,565,650	288,370	(10,741)

Total			$(1,772,038)	$79,467

TBA SALE COMMITMENTS OUTSTANDING at 1/31/17 (proceeds receivable $923,910,703) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 3.50%, 2/1/47	$2,000,000	2/13/17	$2,042,344
Federal Home Loan Mortgage Corporation, 3.00%, 2/1/47	2,000,000	2/13/17	1,977,422
Federal National Mortgage Association, 4.50%, 2/1/47	42,000,000	2/13/17	45,166,405
Federal National Mortgage Association, 4.00%, 2/1/47	55,000,000	2/13/17	57,711,330
Federal National Mortgage Association, 3.50%, 2/1/47	567,000,000	2/13/17	579,447,408
Federal National Mortgage Association, 3.00%, 2/1/47	164,000,000	2/13/17	162,308,750
Federal National Mortgage Association, 2.50%, 2/1/47	63,000,000	2/13/17	59,697,420
Government National Mortgage Association, 4.50%, 2/1/47	16,000,000	2/21/17	17,163,750

Total			$925,514,829

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$4,071,221	(E)	$(139)	4/24/47	3 month USD-LIBOR-BBA	1.92%	$(652,389)
	45,574,500	(E)	(201,314)	3/15/47	2.704%	3 month USD-LIBOR-BBA	(821,492)
	830,679,000	(E)	(1,387,710)	3/15/27	2.4885%	3 month USD-LIBOR-BBA	(9,657,119)
	289,401,900	(E)	299,579	3/15/22	3 month USD-LIBOR-BBA	2.132%	1,921,676
	1,801,900	(E)	(2,002)	3/15/22	2.132%	3 month USD-LIBOR-BBA	(12,101)
	698,526,000	(E)	(205,718)	3/15/19	1.6065%	3 month USD-LIBOR-BBA	(951,045)
	111,314,400		(936,517)	1/31/27	3 month USD-LIBOR-BBA	2.4775%	304,431
	40,016,000		(530)	1/5/27	3 month USD-LIBOR-BBA	2.38%	139,319
	34,325,000		(455)	1/5/27	3 month USD-LIBOR-BBA	2.3795%	117,949
	68,981,000		(915)	1/6/27	3 month USD-LIBOR-BBA	2.31%	(206,599)
	71,378,000		(946)	1/6/27	3 month USD-LIBOR-BBA	2.28%	(409,841)
	19,828,000		(262)	1/9/27	3 month USD-LIBOR-BBA	2.2301%	(207,961)
	39,683,000		(526)	1/9/27	3 month USD-LIBOR-BBA	2.221%	(449,283)
	22,872,000		(303)	1/10/27	3 month USD-LIBOR-BBA	2.2075%	(287,977)
	85,568,000		(1,135)	1/10/27	2.29333%	3 month USD-LIBOR-BBA	402,705
	45,623,000		(605)	1/10/27	2.294%	3 month USD-LIBOR-BBA	211,913
	51,653,000		(685)	1/11/27	3 month USD-LIBOR-BBA	2.246%	(470,531)
	39,448,000		(523)	1/12/27	3 month USD-LIBOR-BBA	2.2515%	(341,835)
	39,420,000		(523)	1/13/27	3 month USD-LIBOR-BBA	2.246%	(363,749)
	31,953,000		(424)	1/13/27	3 month USD-LIBOR-BBA	2.249%	(286,076)
	36,286,300		(481)	1/17/27	3 month USD-LIBOR-BBA	2.19%	(528,616)
	36,286,300		(481)	1/17/27	3 month USD-LIBOR-BBA	2.197%	(505,330)
	51,300,000		(680)	1/17/27	2.30308%	3 month USD-LIBOR-BBA	215,071
	49,532,000		(657)	1/20/27	3 month USD-LIBOR-BBA	2.233%	(533,327)
	47,532,000		(630)	1/23/27	2.35299%	3 month USD-LIBOR-BBA	(1,942)
	71,774,000		(952)	1/23/27	2.37712%	3 month USD-LIBOR-BBA	(161,434)
	44,328,000		(588)	1/23/27	2.3785%	3 month USD-LIBOR-BBA	(105,302)
	80,146,100		(1,063)	1/25/27	3 month USD-LIBOR-BBA	2.37%	120,935
	44,328,000		(588)	1/23/27	2.37025%	3 month USD-LIBOR-BBA	(71,841)
	66,000		(1)	1/24/27	2.3735%	3 month USD-LIBOR-BBA	(124)
	41,265,000		(547)	1/25/27	3 month USD-LIBOR-BBA	2.335%	(69,858)
	39,171,000		(520)	1/25/27	3 month USD-LIBOR-BBA	2.3025%	(182,745)
	28,514,000		(378)	1/26/27	3 month USD-LIBOR-BBA	2.3255%	(74,001)
	71,756,000		(952)	1/27/27	2.3956%	3 month USD-LIBOR-BBA	(270,977)
	68,898,000		(913)	1/27/27	2.4322%	3 month USD-LIBOR-BBA	(490,790)
	28,242,000		(374)	1/30/27	3 month USD-LIBOR-BBA	2.456%	258,365
	27,908,000		(370)	1/30/27	2.4455%	3 month USD-LIBOR-BBA	(229,249)
	42,389,000		(562)	1/31/27	2.416%	3 month USD-LIBOR-BBA	(234,810)
	35,609,000		(472)	1/31/27	2.4055%	3 month USD-LIBOR-BBA	(163,103)
	38,733,000		(514)	2/1/27	3 month USD-LIBOR-BBA	2.394%	130,480

	Total		$(2,453,376)	$(14,918,603)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$932,269	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$5,082
1,622,552	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	8,513
Barclays Bank PLC
3,061,197	—	1/12/36	(5.50% ) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(3,757)
233,852	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(210)
733,691	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,999
524,683	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(1,834)
1,077,098	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,445
4,364,888	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(15,257)
219,673	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	282
411,079	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(2,385)
2,384,235	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	12,996
2,611,414	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(2,350)
3,617,754	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(4,604)
1,946,235	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,502
574,904	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(3,256)
3,641,907	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	14,925
364,778	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,495
5,360,265	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,427
55,830,657	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	278,139
59,828,156	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(119,366)
Citibank, N.A.
4,567,566	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	22,755
1,082,255	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,392
Credit Suisse International
10,545,349	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	3,644
1,687,191	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(4,826)
1,050,006	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	4,303
3,291,510	—	1/12/43	3.00% (1 month USD-LIBOR)	Synthetic MBX Index 3.00% 30 year Fannie Mae pools	(20,884)
2,782,104	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(15,757)
5,719,319	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	27,051
3,198,563	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	12,109
3,570,735	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	19,463
2,876,788	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	10,891
2,096,338	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	7,936
3,137,510	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	15,809
9,701,263	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	58,952
3,397,359	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	20,645
3,367,803	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	16,969
14,474,203	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(78,896)
Goldman Sachs International
2,790,918	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,588
2,152,978	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,768
6,723,956	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	9,020
2,704,278	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,477
1,176,300	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	6,172
3,994,818	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,970)
1,500,743	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,994)
3,061,197	—	1/12/36	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	3,757
248,744	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,356
86,960	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	117
2,674,364	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	3,588
5,472,478	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,918)
202,919	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(405)
541,056	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,079)
929,957	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,196
3,058,623	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,932
4,827,766	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	6,477
5,843,924	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	31,854
5,427,928	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(30,743)
5,812,429	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	22,004
3,371,802	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	20,490
3,791,984	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(15,540)
7,243,563	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	(13,120)
JPMorgan Chase Bank N.A.
760,604	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,146
5,428,163	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(30,744)
JPMorgan Securities LLC
11,469,695	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	66,122
10,785,555	—	1/12/44	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(40,831)
11,469,695	—	1/12/44	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(66,126)

Total	$—	$253,936

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$13,534	$198,000	5/11/63	300 bp	$1,354
	CMBX NA BBB- Index	BBB-/P	26,395	438,000	5/11/63	300 bp	(549)
	CMBX NA BBB- Index	BBB-/P	54,079	876,000	5/11/63	300 bp	191
	CMBX NA BBB- Index	BBB-/P	51,528	904,000	5/11/63	300 bp	(4,083)
	Credit Suisse International
	CMBX NA BB Index	—	(240,124)	1,711,000	1/17/47	(500 bp)	(25,517)
	CMBX NA A Index	A/P	104,823	2,520,000	1/17/47	200 bp	62,459
	CMBX NA A Index	A/P	266,992	7,254,000	1/17/47	200 bp	145,044
	CMBX NA BB Index	—	(237,205)	13,439,000	5/11/63	(500 bp)	1,559,963
	CMBX NA BB Index	—	(8,311)	856,000	1/17/47	(500 bp)	99,055
	CMBX NA BB Index	—	(110,507)	675,000	1/17/47	(500 bp)	(25,843)
	CMBX NA BBB- Index	BBB-/P	375,879	7,662,000	5/11/63	300 bp	(95,462)
	CMBX NA BBB- Index	BBB-/P	232,421	3,539,000	1/17/47	300 bp	48,334
	CMBX NA BBB- Index	BBB-/P	2,054,612	27,797,000	1/17/47	300 bp	608,704
	Goldman Sachs International
	CMBX NA BB Index	—	(650,111)	6,355,000	5/11/63	(500 bp)	199,729
	CMBX NA BB Index	—	(241,670)	1,597,000	1/17/47	(500 bp)	(41,362)
	CMBX NA BB Index	—	(44,124)	302,000	5/11/63	(500 bp)	(3,739)
	CMBX NA BB Index	—	(204,744)	1,211,000	1/17/47	(500 bp)	(52,851)
	CMBX NA BBB- Index	BBB-/P	34,791	667,000	5/11/63	300 bp	(6,240)
	CMBX NA BBB- Index	BBB-/P	33,283	671,000	5/11/63	300 bp	(7,994)
	CMBX NA BBB- Index	BBB-/P	32,711	671,000	5/11/63	300 bp	(8,566)
	CMBX NA BBB- Index	BBB-/P	79,683	1,647,000	5/11/63	300 bp	(21,635)
	CMBX NA BBB- Index	—	(56,114)	690,000	1/17/47	(300 bp)	(20,222)
	CMBX NA BBB- Index	BBB-/P	126,786	1,819,000	1/17/47	300 bp	32,167
	CMBX NA BBB- Index	BBB-/P	162,317	2,196,000	1/17/47	300 bp	48,088
	CMBX NA BBB- Index	BBB-/P	537,612	6,826,000	1/17/47	300 bp	182,546
	JPMorgan Securities LLC
	CMBX NA BB Index	—	(341,239)	2,427,000	5/11/63	(500 bp)	(16,682)
	CMBX NA BB Index	—	(279,973)	1,931,000	5/11/63	(500 bp)	(21,745)
	CMBX NA BB Index	—	(173,900)	1,308,000	5/11/63	(500 bp)	1,016
	CMBX NA BB Index	—	(146,989)	1,022,000	5/11/63	(500 bp)	(10,320)
	CMBX NA BBB- Index	BBB-/P	21,466	348,000	5/11/63	300 bp	(145)
	CMBX NA BBB- Index	BBB-/P	37,031	695,000	5/11/63	300 bp	(6,012)
	CMBX NA BBB- Index	BBB-/P	35,396	695,000	5/11/63	300 bp	(7,648)
	CMBX NA BBB- Index	BBB-/P	62,645	1,418,000	5/11/63	300 bp	(24,586)
	CMBX NA BBB- Index	BBB-/P	189,953	3,434,000	5/11/63	300 bp	(21,295)
	CMBX NA BBB- Index	—	(18,721)	348,000	1/17/47	(300 bp)	(416)
	CMBX NA BBB- Index	BBB-/P	2,848	54,000	1/17/47	300 bp	39
	CMBX NA BBB- Index	BBB-/P	32,035	579,000	1/17/47	300 bp	1,918
	CMBX NA BBB- Index	BBB-/P	30,743	1,176,000	1/17/47	300 bp	(30,428)
	CMBX NA BBB- Index	BBB-/P	291,137	2,202,000	1/17/47	300 bp	176,596
	CMBX NA BBB- Index	BBB-/P	612,161	5,064,000	1/17/47	300 bp	348,748

	Total		$2,749,129	$3,062,611

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2016 through January 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,710,057,114.
(b)	The aggregate identified cost on a tax basis is $3,516,243,180, resulting in gross unrealized appreciation and depreciation of $30,937,684 and $86,272,874, respectively, or net unrealized depreciation of $55,335,190.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$185,198,930	$208,782,611	$318,394,231	$54,663	$75,587,310
	Totals	$185,198,930	$208,782,611	$318,394,231	$54,663	$75,587,310
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $1,149,287,199 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $852,325 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,047,093 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,947,943 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$11,077,000	$13,605,000
Corporate bonds and notes	—	514,880,332	3,362,850
Mortgage-backed securities	—	869,031,332	—
Municipal bonds and notes	—	2,996,040	—
Purchased options outstanding	—	1,617,600	—
Purchased swap options outstanding	—	8,817,154	—
U.S. government and agency mortgage obligations	—	1,886,745,864	—
U.S. treasury obligations	—	567,566	—
Short-term investments	76,297,310	71,909,942	—

Totals by level	$76,297,310	$3,367,642,830	$16,967,850

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(571,857)	$—	$—
Written options outstanding	—	(1,937,240)	—
Written swap options outstanding	—	(8,697,134)	—
Forward premium swap option contracts	—	79,467	—
TBA sale commitments	—	(925,514,829)	—
Interest rate swap contracts	—	(12,465,227)	—
Total return swap contracts	—	253,936	—
Credit default contracts	—	313,482	—

Totals by level	$(571,857)	$(947,967,545)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$4,394,798	$4,081,316
Interest rate contracts	16,119,052	29,022,353

Total	$20,513,850	$33,103,669

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$272,000,000
Purchased swap option contracts (contract amount)		$2,736,000,000
Written TBA commitment option contracts (contract amount)		$505,000,000
Written swap option contracts (contract amount)		$3,700,700,000
Futures contracts (number of contracts)		1,000
Centrally cleared interest rate swap contracts (notional)		$2,821,600,000
OTC total return swap contracts (notional)		$349,600,000
OTC credit default contracts (notional)		$115,400,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Wells Fargo Bank, N.A.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$5,027,743	$—	$—	$—	$—	$—	$—	$—	$5,027,743
	OTC Total return swap contracts*#	13,595	318,210	—	28,147	197,772	119,796	4,146	66,122	—	—	747,788
	OTC Credit default contracts*#	—	—	—	—	2,203,805	1,278,318	—	912,675	—	—	4,394,798
	Futures contracts§	—	—	—	—	—	—	—	—	526,711	—	526,711
	Forward premium swap option contracts#	164,632	—	—	125,228	—	46,752	73,400	—	—	28,329	438,341
	Purchased swap options#	3,001,026	257,135	—	1,596,241	1,297,363	839,864	1,825,525	—	—	—	8,817,154
	Purchased options#	—	—	—	—	—	—	1,617,600	—	—	—	1,617,600

	Total Assets	$3,179,253	$575,345	$5,027,743	$1,749,616	$3,698,940	$2,284,730	$3,520,671	$978,797	$526,711	$28,329	$21,570,135

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	6,844,864	—	—	—	—	—	—	—	6,844,864
	OTC Total return swap contracts*#	—	153,019	—	—	120,363	82,769	30,744	106,957	—	—	493,852
	OTC Credit default contracts*#	148,623	—	—	—	2,265,648	788,817	—	878,228	—	—	4,081,316
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—
	Forward premium swap option contracts#	327,930	—	—	—	20,203	—	—	—	—	10,741	358,874
	Written swap options#	3,137,942	270,493	—	564,919	922,792	642,838	3,158,150	—	—	—	8,697,134
	Written options#	—	—	—	—	—	—	1,937,240	—	—	—	1,937,240

	Total Liabilities	$3,614,495	$423,512	$6,844,864	$564,919	$3,329,006	$1,514,424	$5,126,134	$985,185	$—	$10,741	$22,413,280

	Total Financial and Derivative Net Assets	$(435,242)	$151,833	$(1,817,121)	$1,184,697	$369,934	$770,306	$(1,605,463)	$(6,388)	$526,711	$17,588	$(843,145)
	Total collateral received (pledged)##†	$(246,951)	$133,308	$—	$—	$369,934	$770,306	$(1,605,463)	$250,000	$—	$—
	Net amount	$(188,291)	$18,525	$(1,817,121)	$1,184,697	$—	$—	$—	$(256,388)	$526,711	$17,588

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 31, 2017